RIGHT-OF-USE ASSETS (Tables)	12 Months Ended
Jun. 30, 2025
Right-of-use Assets
SCHEDULE OF LEASE RELATED ASSETS AND LIABILITIES

The table below presents the lease-related assets and liabilities recorded on the balance sheet.

	As of June 30,
	2024	2025
	S$	S$
Assets
Operating lease, right-of-use asset, net	3,684,205	677,711
Total right-of-use asset	3,684,205	677,711

Liabilities
Current:
Operating lease liabilities	1,089,515	260,241
	1,089,515	260,241

Non-current:
Operating lease liabilities	2,668,293	418,004
	2,668,293	418,004

Total lease liabilities	3,757,808	678,245

SCHEDULE OF OPERATING LEASE COSTS

The following tables summarize the lease expense for the years.

	Years ended June 30,
	2023	2024	2025
	S$	S$	S$
Operating lease cost:
Operating lease expense (per ASC 842)	728,015	1,160,376	1,150,798
Total lease expense	728,015	1,160,376	1,150,798

SCHEDULE OF SUPPLEMENTAL INFORMATION RELATED TO OPERATING LEASES

	Years ended June 30,
	2023	2024	2025
	S$	S$	S$
Cash paid for amount included in the measurement of lease liabilities:
Operating cash flow from operating leases	728,015	1,160,376	1,150,798
Remaining lease term for operating leases	4	3	2
Weighted average discount rate for operating leases	2.5%	2.5%	2.5%

SCHEDULE OF MINIMUM LEASE PAYMENTS

The below table summarizes our (i) minimum lease payments over the next five years, (ii) lease arrangement implied interest, and (iii) present value of future lease payments for the next three years ending June 30:

Operating lease amount
S$
2026	273,591
2027	246,600
2028	180,046
2029	-
Thereafter	-
Less: interest	(21,992)
Present value of lease liabilities	678,245

Representing:
Current liabilities	260,241
Non-current liabilities	418,004
678,245